Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 90,439
Net assets, end of period	82,990	$ 90,439
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	1,245	961
Derivative asset (liability)	1,759	1,590
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	629	176
Gains (losses) recognized in the income statement	1,108	961
Purchases, fair value measurement, assets	(893)	(3)
Settlements	(315)	(396)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(15)	(115)
Net assets, end of period	514	629
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	199	191
Gains (losses) recognized in the income statement	17	302
Purchases, fair value measurement, assets	0	0
Settlements	(73)	(248)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	(115)	(46)
Net assets, end of period	28	199
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	534	147
Gains (losses) recognized in the income statement	508	410
Purchases, fair value measurement, assets	(4)	0
Settlements	(210)	(33)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	77	10
Net assets, end of period	905	534
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	40	(173)
Gains (losses) recognized in the income statement	334	407
Purchases, fair value measurement, assets	(889)	0
Settlements	(32)	(115)
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	23	(79)
Net assets, end of period	(524)	40
Level 3 | Derivatives | Currency derivatives [Member]
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(154)	5
Gains (losses) recognized in the income statement	215	(159)
Purchases, fair value measurement, assets	0	0
Settlements	0	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	61	(154)
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	10	6
Gains (losses) recognized in the income statement	34	1
Purchases, fair value measurement, assets	0	(3)
Settlements	0	0
Transfers out of Level 3 of fair value hierarchy, (assets) liabilities	0	0
Net assets, end of period	$ 44	$ 10